Share capital and reserves (Detail) - Earnings per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Notes to Financial Statements
Net loss attributable to Nevsun shareholders	$ (9,367)	$ (57,863)	$ (13,869)	$ (69,437)
Effect of dilutive securities:
Diluted net loss attributable to Nevsun shareholders	$ (9,367)	$ (57,863)	$ (13,869)	$ (69,437)
Weighted average number of common shares outstanding for the purpose of basic loss per share (000s)	302,377	301,959	302,339	301,959
Dilutive options and stock appreciation rights
Weighted average number of common shares outstanding for the purpose of diluted loss per share (000s)	302,377	301,959	302,339	301,959
Loss per share
Basic	$ (0.03)	$ (0.19)	$ (0.05)	$ (0.23)
Diluted	$ (0.03)	$ (0.19)	$ (0.05)	$ (0.23)